Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 12,004	$ 11,320	$ 10,821	$ 10,874	$ 10,834	$ 10,620	$ 10,358	$ 10,194	$ 10,076	$ 10,000	$ 12,619
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	11,635	10,971	10,540	10,623	10,622	10,454	10,236	10,103	10,027	10,000	$ 12,231
Class N
Account Value [Line Items]
Line Graph and Table Measure Name											Class N (with sales charge)
Accumulated Value	11,678	11,018	10,560	10,627	10,605	10,411	10,158	10,012	9,911	9,850	$ 12,258
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	11,600	10,971	10,540	10,623	10,621	10,453	10,235	10,113	10,027	10,000	$ 12,134
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	12,139	11,421	10,914	10,955	10,893	10,666	10,391	10,215	10,087	10,000	$ 12,764
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	12,112	11,410	10,896	10,939	10,888	10,662	10,389	10,214	10,086	10,000	$ 12,745
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,405	10,851	11,229	12,356	12,443	11,299	10,455	10,539	10,594	10,000	$ 11,790
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,677	11,071	10,651	10,637	10,628	10,465	10,219	10,079	10,027	10,000	$ 12,219
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,677	11,071	10,651	10,637	10,628	10,465	10,219	10,079	10,027	10,000	$ 12,219
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,677	11,071	10,651	10,637	10,628	10,465	10,219	10,079	10,027	10,000	$ 12,219
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,677	11,071	10,651	10,637	10,628	10,465	10,219	10,079	10,027	10,000	$ 12,219
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	11,677	11,071	10,651	10,637	10,628	10,465	10,219	10,079	10,027	10,000	$ 12,219
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 11,677	$ 11,071	$ 10,651	$ 10,637	$ 10,628	$ 10,465	$ 10,219	$ 10,079	$ 10,027	$ 10,000	$ 12,219